INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective tax rate (as a percent)	31.80%	34.90%	35.20%	36.90%	34.40%
Reduction of the active financing income	$ (2,671)		$ 2,671
U.S. federal corporate income tax rate (as a percent)	35.00%		35.00%	35.00%	35.00%